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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7088

              Van Kampen Massachusetts Value Municipal Income Trust
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               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/08
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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MASSACHUSETTS VALUE MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                                    COUPON      MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS   205.9%
         MASSACHUSETTS   172.9%
$  1,000 Holyoke, MA Gas & Elec Dept
            Rev Ser A (MBIA Insd) ...............................        5.000%     12/01/31     $  1,017,530
      30 Massachusetts Ed Ln Auth Ed Ln
            Rev Issue E Ser B (AMBAC
            Insd) (AMT) .........................................        6.250      07/01/11           30,320
      35 Massachusetts Ed Ln Auth Ed Ln
            Rev Issue E Ser B (AMBAC
            Insd) (AMT) .........................................        6.300      07/01/12           35,351
   1,220 Massachusetts St College Bldg
            Auth Proj Rev Ser A (AMBAC
            Insd) ...............................................        5.000      05/01/36        1,253,526
   1,000 Massachusetts St Dev Fin Agy
            M/Srbc Proj Ser A (MBIA Insd) .......................        5.125      08/01/28        1,030,950
   1,000 Massachusetts St Dev Fin Agy
            Rev College Pharmacy & Allied
            Hlth Ser D (AGL Insd) ...............................        5.000      07/01/35        1,022,020
   1,000 Massachusetts St Dev Fin Agy
            Rev Curry College Ser A (ACA
            Insd) ...............................................        5.000      03/01/35          893,210
     250 Massachusetts St Dev Fin Agy
            Rev Evergreen Ctr Inc ...............................        5.000      01/01/24          231,713
     500 Massachusetts St Dev Fin Agy
            Rev Evergreen Ctr Inc ...............................        5.500      01/01/35          457,170
   1,000 Massachusetts St Dev Fin Agy
            Rev Hampshire College ...............................        5.700      10/01/34        1,012,340
     300 Massachusetts St Dev Fin Agy
            Rev Linden Ponds Inc Fac Ser A ......................        5.750      11/15/42          272,325
   1,000 Massachusetts St Dev Fin Agy
            Rev MA College of Pharmacy
            Ser B (Prerefunded @
            01/01/10) (a) .......................................        6.750      07/01/30        1,091,630

   1,000 Massachusetts St Dev Fin Agy
            Rev Pharmacy & Allied Hlth
            Sciences Ser C (Prerefunded @
            7/01/13) ............................................        5.750      07/01/33        1,158,890
   1,000 Massachusetts St Dev Fin Agy
            Solid Waste Disp Rev Dominion
            Energy Brayton Point (AMT) ..........................        5.000      02/01/36          945,340
   5,000 Massachusetts St Fltg Cons Ln
            Ser A (b) (c) .......................................        2.655      05/01/37        4,218,050
   2,000 Massachusetts St Hlth & Ed
            Boston College Ser N ................................        5.125      06/01/33        2,061,340
   1,000 Massachusetts St Hlth & Ed Fac
            Auth Rev Brandeis Univ Ser I
            (MBIA Insd) .........................................        4.750      10/01/28        1,005,530
   1,500 Massachusetts St Hlth & Ed Fac
            Auth Rev Hlthcare Sys Covenant
            Hlth (Prerefunded @ 1/01/12) ........................        6.000      07/01/31        1,594,332
   1,000 Massachusetts St Hlth & Ed Fac
            Auth Rev Lahey Clinic Med Ctr
            Ser C (FGIC Insd) ...................................        5.000      08/15/30        1,005,280
   1,500 Massachusetts St Hlth & Ed Fac
            Auth Rev Partners Hlthcare Sys
            Ser G-5 .............................................        5.000      07/01/47        1,501,950
   1,500 Massachusetts St Hlth & Ed Fac
            Auth Rev Univ MA Mem Issue
            Ser D ...............................................        5.000      07/01/33        1,372,065
   1,000 Massachusetts St Hlth & Ed Fac
            Auth Rev Vly Regl Hlth Sys
            Rfdg Ser C (Connie Lee Insd) ........................        7.000      07/01/10        1,102,760
     965 Massachusetts St Hlth & Ed Saint
            Mem Med Ctr Ser A ...................................        6.000      10/01/23          965,376
   1,000 Massachusetts St Hsg Fin Agy
            Hsg Rev Ser H (AMT) .................................        5.000      12/01/28          989,090
     955 Massachusetts St Hsg Fin Agy
            Hsg Rev Single Family Ser 120
            (AMT) ...............................................        5.000      12/01/35          931,803

   1,000 Massachusetts St Hsg Fin Agy
            Hsg Rev Single Family Ser 122
            (AMT) ...............................................        4.850      12/01/31          955,980
   1,350 Massachusetts St Hsg Fin Agy
            Hsg Rev Single Family Hsg
            Ser 126 (AMT) (b) (c) ...............................        4.550      06/01/27        1,284,172
   2,000 Massachusetts St Hsg Fin Agy
            Hsg Rev Single Family Hsg
            Ser 126 (AMT) (b) (c) ...............................        4.625      06/01/32        1,857,909
   2,640 Massachusetts St Hsg Fin Agy
            Hsg Rev Single Family Hsg
            Ser 126 (AMT) (b) (c) ...............................        4.700      06/01/38        2,451,897
   2,075 Massachusetts St Indl Fin Agy
            Rev Tufts Univ Ser H (MBIA
            Insd) ...............................................        4.750      02/15/28        2,080,167
   1,000 Massachusetts St Indl Fin Agy
            Rev Whitehead Inst Biomedical
            Resh ................................................        5.125      07/01/26        1,001,250
     930 Massachusetts St Indl Fin Agy
            Wtr Treatment Amern Hingham
            (AMT) ...............................................        6.900      12/01/29          932,269
     930 Massachusetts St Indl Fin Agy
            Wtr Treatment Amern Hingham
            (AMT) ...............................................        6.950      12/01/35          932,306
   1,000 Massachusetts St Sch Bldg Auth
            Dedicated Sales Tax Rev Ser A
            (FSA Insd) ..........................................        5.000      08/15/25        1,056,510
   4,000 Massachusetts St Tpk Auth Metro
            Hwy Sys Rev Cap Apprec Sr
            Ser C (MBIA Insd) ...................................          *        01/01/22        2,112,640

   2,550 Massachusetts St Tpk Auth Metro
            Hwy Sys Rev Sub Ser A
            (AMBAC Insd) ........................................        5.000      01/01/39        2,547,884
   3,000 Massachusetts St Tpk Auth Rev
            Rfdg Ser A (d) ......................................        5.000      01/01/13        3,191,100


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
   5,000 Massachusetts St Wtr Pollutn
            Abatement Tr Pool Pgm
            Ser 12 (b) ..........................................        4.375      08/01/31        4,915,650
      50 Massachusetts St Wtr Pollutn
            MWRA Pgm Ser A ......................................        5.000      08/01/32           51,766
   1,500 Massachusetts St Wtr Res Auth
            Gen Ser A (AMBAC Insd) ..............................        5.000      08/01/31        1,554,105
   4,500 Massachusetts St Wtr Res Auth
            Gen Ser A (b) .......................................        5.000      08/01/41        4,655,880
   1,500 Narragansett, MA Regl Sch Dist
            (AMBAC Insd) ........................................        5.375      06/01/18        1,591,365
   1,000 New Bedford, MA Muni Purp Ln
            (FGIC Insd) .........................................        5.000      05/01/20        1,062,680
   1,000 Pittsfield, MA (MBIA Insd) .............................        5.125      04/15/22        1,075,650
   2,000 University MA Bldg Auth Proj Sr
            Rfdg Ser 1 (AMBAC Insd)
            (Prerefunded @ 11/01/13) ............................        5.250      11/01/21        2,267,000
   1,975 Westford, MA (AMBAC Insd) ..............................        5.250      06/01/19        2,160,314
                                                                                                 ------------
                                                                                                   66,938,385
                                                                                                 ------------
         GUAM   1.6%
     300 Guam Economic Dev & Comm
            Auth Tobacco Settlement Asset
            Bkd .................................................        5.625      06/01/47          293,466
     350 Guam Govt Ser A ........................................        5.250      11/15/37          329,661
                                                                                                 ------------
                                                                                                      623,127
                                                                                                 ------------
         PUERTO RICO   23.6%
   1,000 Childrens Tr Fd PR Tob
            Settlement Rev ......................................        5.625      05/15/43          991,560
   2,000 Puerto Rico Comwlth Hwy &
            Trans Auth Hwy Rev Rfdg Ser Y
            (FSA Insd) ..........................................        6.250      07/01/21        2,433,320
     920 Puerto Rico Elec Pwr Auth Pwr
            Ser TT (b) ..........................................        5.000      07/01/32          915,955
   2,070 Puerto Rico Elec Pwr Auth Pwr
            Ser TT (b) ..........................................        5.000      07/01/37        2,060,898
   2,000 Puerto Rico Pub Bldg Auth Rev
            Gtd Conv Cap Apprec Ser D
            (AMBAC Insd) (e) ....................................      0/5.450      07/01/30        1,690,720
   1,000 Puerto Rico Sales Tax Fin Corp
            Sales Tax Rev Ser A .................................        5.250      08/01/57        1,021,380
                                                                                                 ------------
                                                                                                    9,113,833
                                                                                                 ------------


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
         U.S. VIRGIN ISLANDS   7.8%
   1,000 University Virgin Island Impt Ser A ....................        5.375      06/01/34          986,060
   1,000 Virgin Islands Pub Fin Auth Rev
            Gross Rcpt Taxes Ln Nt Ser A ........................        6.375      10/01/19        1,074,890
   1,000 Virgin Islands Wtr & Pwr Auth
            Elec Sys Rev Ser A ..................................        5.000      07/01/31          974,380
                                                                                                 ------------
                                                                                                    3,035,330
                                                                                                 ------------

TOTAL LONG-TERM INVESTMENTS  205.9%
  (Cost $77,958,327) .......................................................................       79,710,675

TOTAL SHORT-TERM INVESTMENTS  1.8%
  (Cost $700,000) ..........................................................................          700,000
                                                                                                 ------------

TOTAL INVESTMENTS  207.7%
  (Cost $78,658,327) .......................................................................       80,410,675

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (44.2%)
  (Cost ($17,126,000))
(17,126) Notes with interest rates ranging from 2.25% to 3.40% at
         January 31, 2008 and contractual maturities of collateral
         ranging from 2027 to 2041 (f) .....................................................      (17,126,000)
                                                                                                 ------------

TOTAL NET INVESTMENTS  163.5%
  (Cost $61,532,327) .......................................................................       63,284,675

OTHER ASSETS IN EXCESS OF LIABILITIES  1.1% ................................................          436,496

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (64.6%) ................................      (25,010,960)
                                                                                                 ------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0% ..............................................     $ 38,710,211
                                                                                                 ============


Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond
(a) All or a portion of this security has been physically segregated in connection with open futures contracts.
(b)  Underlying security related to Inverse Floaters entered into by the Trust.
(c)  Variable Rate Coupon
(d)  Escrowed to Maturity
(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(f) Floating rate notes. The interest rate shown reflects the rates in effect at January 31, 2008.


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
ACA - American Capital Access
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance Corp.


FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2008:

                                                                                            UNREALIZED
                                                                                           APPRECIATION/
                                                                        CONTRACTS          DEPRECIATION

SHORT CONTRACTS:
U.S. Treasury Bond Futures, March 2008 (Current Notional
   Value of $119,313 per contract) ..........................                  69          $   (153,478)
                                                                        ---------          ------------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Massachusetts Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 20, 2008